UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

 (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008
% of
Net Assets	Description	Shares	Value
93.77%	EXCHANGE TRADED FUNDS
93.77%	EQUITY FUNDS
	DIAMONDS Trust Series I	16,621	$ 1,889,808
	iShares Russell 1000 Growth Index Fund	35,419	1,911,918
	iShares Russell 1000 Index Fund	27,505	1,910,772
	iShares Russell 1000 Value Index Fund	27,953	1,909,469
	iShares Russell Midcap Growth Index Fund	33,954	1,725,203
	iShares Russell Midcap Index Fund	20,613	1,918,040
	iShares Russell Midcap Value Index Fund	36,575	1,539,442
	iShares S&P 500 Index Fund	30,055	3,818,788
	iShares S&P MidCap 400 Index Fund	14,324	1,146,779
	Powershares QQQ	25,351	1,152,457
	Total Exchange Traded Funds
	(Cost $20,754,364)		18,922,676

6.28%	SHORT-TERM INVESTMENTS
6.28%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.97% *
	(Cost $1,268,240)	1,268,240	1,268,240

100.05%	TOTAL INVESTMENTS
	(Cost $22,022,604) (a)		$ 20,190,916

-0.05%	LIABILITIES IN EXCESS OF OTHER ASSETS		(9,742)

100.00%	TOTAL NET ASSETS		$ 20,181,174

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(1,831,688)
	Net unrealized depreciation		$ (1,831,688)
* Money market fund; interest rate reflects seven day effecive yield on July 31, 2008

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			July 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs		Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices		18,922,676
Level 2 - Other Significant Observable Inputs		1,268,240
Level 3 - Significant Unobservable Inputs
Total		20,190,916
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008
% of
Net Assets	Description	Shares	Value
96.32%	EXCHANGE TRADED FUNDS
3.27%	ASSET ALLOCATION
	PowerShares DB US Dollar Index Bearish Fund	17,129	$ 501,195

23.21%	COMMODITY
	iShares COMEX Gold Trust **	17,842	1,607,564
	PowerShares DB Agriculture Fund **	14,191	517,830
	PowerShares DB Energy Fund **	10,392	495,802
	PowerShares DB Gold Double Short ETN **	16,087	444,966
	PowerShares DB Oil Fund **	10,567	491,894
			3,558,056
3.26%	CONSUMER SERVICES
	UltraShort Consumer Services ProShares	4,992	499,000

36.31%	DEBT
	iShares Lehman 20+ Year Treasury Bond Fund	16,576	1,519,522
	iShares Lehman 7-10 Year Treasury Bond Fund	17,203	1,519,713
	iShares Lehman Treasury Inflation Protected Securities Fund	14,219	1,513,897
	SPDR Barclays Capital TIPS ETF	19,579	1,010,081
			5,563,213
8.85%	ENERGY
	iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	5,088	340,438
	iShares Dow Jones US Oil Equipment & Services Index Fund	7,360	505,338
	SPDR S&P Oil & Gas Equipment & Services ETF	11,624	510,177
			1,355,953
2.11%	HEALTH
	UltraShort Health Care ProShares	4,388	324,054

9.72%	INDEX
	Short Russell2000 ProShares	6,624	495,873
	Short S&P500 ProShares	7,204	497,508
	Short SmallCap600 ProShares	6,758	495,429
			1,488,810
9.59%	NATURAL RESOURCES
	Market Vectors Steel Index Fund	16,430	1,468,842

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $14,540,059)		14,759,123

3.74%	SHORT-TERM INVESTMENTS
3.74%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.97% *
	(Cost $572,790)	572,790	572,790

100.06%	TOTAL INVESTMENTS
	(Cost $15,112,849) (a)		$ 15,331,913

-0.06%	LIABILITIES IN EXCESS OF OTHER ASSETS		(9,098)

100.00%	TOTAL NET ASSETS		$ 15,322,815

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 358,816
	Unrealized depreciation		(139,752)
	Net unrealized appreciation		$ 219,064
* Money market fund; interest rate reflects seven day effecive yield on July 31, 2008
** Non-income producing security
PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			July 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs		Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices		14,759,123
Level 2 - Other Significant Observable Inputs		572,790
Level 3 - Significant Unobservable Inputs
Total		15,331,913
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008
% of
Net Assets	Description	Shares	Value
97.87%	EXCHANGE TRADED FUNDS
2.88%	AUSTRALIA
	CurrencyShares Australian Dollar Trust	4,820	456,454

9.23%	BRAZIL
	iShares MSCI Brazil Index Fund	17,985	1,461,101

9.01%	CANADA
	iShares MSCI Canada Index Fund	45,609	1,426,194

67.54%	INTERNATIONAL
	CurrencyShares Euro Trust	2,954	462,478
	iShares MSCI Emerging Markets Index Fund	32,951	1,405,360
	iShares S&P Global Consumer Staples Sector Index Fund	5,574	312,200
	iShares S&P Global Energy Sector Index Fund	32,160	1,404,427
	iShares S&P Global Materials Sector Index Fund	19,297	1,439,556
	iShares S&P Global Utilities Sector Index Fund	22,712	1,417,002
	WisdomTree International Basic Materials Sector Fund	40,459	1,423,752
	WisdomTree International Energy Sector Funds	42,755	1,411,343
	WisdomTree International Utilities Sector Fund	44,361	1,418,221
			10,694,339
9.21%	LATIN AMERICA
	iShares S&P Latin America 40 Index Fund	28,858	1,457,329

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $15,927,881)		15,495,417

2.27%	SHORT-TERM INVESTMENTS
2.27%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.97% *
	(Cost $358,888)	358,888	$ 358,888

100.14%	TOTAL INVESTMENTS
	(Cost $16,286,769) (a)		$ 15,854,305

-0.14%	LIABILITIES IN EXCESS OF OTHER ASSETS		(22,715)

100.00%	TOTAL NET ASSETS		$ 15,831,590

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 11,529
	Unrealized depreciation		(443,993)
	Net unrealized depreciation		$ (432,464)
* Money market fund; interest rate reflects seven day effecive yield on July 31, 2008
PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited) (Continued)			July 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs		Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices		15,495,417
Level 2 - Other Significant Observable Inputs		358,888
Level 3 - Significant Unobservable Inputs
Total		15,854,305
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008
% of
Net Assets	Description	Shares	Value
93.73%	OPEN ENDED MUTUAL FUNDS
93.73%	DEBT MUTUAL FUNDS
	Delaware Diversified Income Fund	70,645	$ 607,546
	Federated Total Return Bond Fund	93,181	973,744
	Federated US Government Securities Fund: 1-3 Years	56,514	601,314
	Frontegra Columbus Core Plus Fund	19,754	604,677
	Harbor Bond Fund	102,941	1,213,677
	ISI North American Government Bond Fund	126,117	961,011
	PIMCO GNMA Fund	108,655	1,212,594
	PIMCO Mortgage-Backed Securities Fund	34,677	362,721
	PIMCO Total Return Fund	172,072	1,823,959
	Sit US Government Securities Fund	90,404	971,843
	Vanguard Short-Term Federal Fund	92,120	972,786
	Vanguard Short-Term Treasury Fund	56,820	607,977
	Total Open Ended Mutual Funds
	(Cost $10,995,940)		10,913,849

9.50%	SHORT-TERM INVESTMENTS
9.50%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.97% *
	(Cost $1,106,098)	1,106,098	1,106,098

103.23%	TOTAL INVESTMENTS
	(Cost $12,102,038) (a)		$ 12,019,947

-3.23%	LIABILITIES IN EXCESS OF OTHER ASSETS		(375,819)

100.00%	TOTAL NET ASSETS		$ 11,644,128

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 12,399
	Unrealized depreciation		(94,490)
	Net unrealized depreciation		$ (82,091)
* Money market fund; interest rate reflects seven day effecive yield on July 31, 2008
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs		Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices		10,913,849
Level 2 - Other Significant Observable Inputs		1,106,098
Level 3 - Significant Unobservable Inputs
Total		12,019,947
* Other financial instruments include futures, forwards and swap contracts.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008
% of
Net Assets	Description	Shares	Value
12.14%	EXCHANGE TRADED FUNDS
12.14%	EQUITY EXCHANGE TRADED FUNDS
	iShares S&P MidCap 400 Growth Index Fund	19,149	$ 1,636,474
	iShares S&P MidCap 400 Index Fund	4,118	329,687
	Total Exchange Traded Funds (cost $1,929,822)		1,966,161

78.37%	OPEN ENDED MUTUAL FUNDS
31.30%	DEBT MUTUAL FUNDS
	Falling U.S. Dollar ProFund	50,681	1,589,346
	Harbor Bond Fund	135,055	1,592,296
	PIMCO Total Return Fund	150,503	1,595,328
	Profunds Rising Rates Opportunity ProFund	16,380	292,705
			5,069,675
29.00%	EQUITY MUTUAL FUNDS
	Arbitrage Fund **	125,572	1,578,438
	Powershares QQQ	33,888	1,540,549
	ProFunds Bear ProFund	54,131	1,578,474
			4,697,461
18.07%	INDEX MUTUAL FUNDS
	Rydex Inverse Dow 2x Strategy Fund	3,370	131,814
	Rydex Inverse S&P 500 2x Strategy Fund	20,726	763,959
	Rydex Series - Inverse S&P 500 Strategy Fund	38,096	1,578,317
	Rydex Weakening Dollar 2x Strategy Fund	15,988	453,582
			2,927,672
	Total Open Ended Mutual Funds
	(Cost $12,798,472)		12,694,808

9.53%	SHORT-TERM INVESTMENTS
9.53%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.97% *
	(Cost $1,543,475)	1,543,475	1,543,475

100.04%	TOTAL INVESTMENTS
	(Cost $16,271,769) (a)		$ 16,204,444

-0.04%	LIABILITIES IN EXCESS OF OTHER ASSETS		(6,825)

100.00%	TOTAL NET ASSETS		$ 16,197,619

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 78,348
	Unrealized depreciation		(145,673)
	Net unrealized depreciation		$ (67,325)
* Money market fund; interest rate reflects seven day effecive yield on July 31, 2008
** Non-income producing security
PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			July 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs		Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices		14,660,969
Level 2 - Other Significant Observable Inputs		1,543,475
Level 3 - Significant Unobservable Inputs
Total		16,204,444
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/08